Investment Income - Schedule of investment income (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Other Income and Expenses [Abstract]
Option premium income	$ 4,407,000	$ 566,212	$ 0	$ 0
Realized gain on disposal of digital assets	873,409	112,216	0	0
Investment income from stable coins and digital assets	1,680,869	215,958	0	0
Change in fair value of derivative liabilities	(2,795,520)	(359,169)	0	0
Change in fair value of stable coins, digital assets and digital assets – restricted	121,190,685	15,570,604	0	0
Others	(1,383,004)	(177,689)	0	0
Total investment gain (losses), net	$ 123,973,439	$ 15,928,132	$ 0	$ 0